Comprehensive Income: (Tables)	12 Months Ended
Dec. 31, 2012
Comprehensive Income: [Abstract]
Other comprehensive income included in stockholders' equity

	Pre-Tax Amount	Tax Benefit (Expense)	Net of Tax Amount
December 31, 2012:
Unrealized holding gains on:
Available for sale securities	$5,071	(1,723)	3,348
Derivatives	171	(58)	113
Reclassification adjustments for gains on:
Available for sale securities	(1,671)	567	(1,104)

	$3,571	(1,214)	2,357

December 31, 2011:
Unrealized holding gains on:
Available for sale securities	$12,792	(4,349)	8,443
Derivatives	(209)	71	(138)
Reclassification adjustments for gains on:
Available for sale securities	(2,897)	985	(1,912)

	$9,686	(3,293)	6,393

December 31, 2010:
Unrealized holding gains on:
Available for sale securities	$653	(222)	431
Derivatives	(444)	151	(293)
Reclassification adjustments for gains on:
Available for sale securities	(3,504)	1,191	(2,313)

	($3,295)	1,120	(2,175)